Schedule of cash and cash equivalents in the statement of cash flows (Details) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents in statements of financial position	$ 10,467	$ 11,711
Cash and cash equivalents classified as assets held for sale	13	14
Cash and cash equivalents according to Statements of Cash Flows (opening balance)	10,480	11,725
Cash and cash equivalents in statements of financial position	16,287	9,821
Cash and cash equivalents classified as assets held for sale	7	1
Cash and cash equivalents according to Statements of Cash Flows (closing balance)	$ 16,294	$ 9,822